CONSOLIDATED STATEMENT OF CHANGES IN EQUITY - USD ($) $ in Thousands		Common shares	Treasury shares 3)		Hedging reserves		Translation reserves		Retained profit		Total
Changes in Stockholders' Equity [Roll Forward]
Balance as of 1 January 2015, as shown in the financial statements of TORM A/S		$ 87,986							$ 381,528		$ 469,514
Effect as of 1 January 2015 of the Exchange Offer	[1]	(87,590)							87,590
Equity at Dec. 31, 2014		396							469,118		469,514
Comprehensive income/loss for the year:
Net profit/(loss) for the year									125,983		125,983
Other comprehensive income/(loss) for the year					$ 1,400		$ 160				1,560	[2]
Total comprehensive income/(loss) for the year					1,400		160		125,983		127,543
Shareholders' contribution									14,040		14,040
Reverse acquisition of TORM A/S		242							367,536		367,778
Transaction costs share issue									(2,723)		(2,723)
Acquisition of treasury shares, cost			$ (176)	[3]							(176)
Total changes in equity 2015, 2016, 2017		242	(176)	[3]	1,400		160		504,836		506,462
Equity at Dec. 31, 2015		638	(176)	[3]	1,400		160		973,954		975,976
Comprehensive income/loss for the year:
Net profit/(loss) for the year									(142,491)		(142,491)
Other comprehensive income/(loss) for the year					(1,010)		(240)				(1,250)	[2]
Total comprehensive income/(loss) for the year					(1,010)		(240)		(142,491)		(143,741)
Acquisition of outstanding shares in TORM A/S, cost	[4]	(15)	176						(19,396)		(19,235)
Acquisition of treasury shares, cost			(2,887)	[3]							(2,887)
Corporate Reorganization TORM plc									(6,564)		(6,564)
Share-based compensation									2,029		2,029
Dividend paid									(25,000)		(25,000)
Total changes in equity 2015, 2016, 2017		(15)	(2,711)	[3]	(1,010)		(240)		(191,422)		(195,398)
Equity at Dec. 31, 2016		623	(2,887)	[3]	390		(80)		782,532		780,578
Comprehensive income/loss for the year:
Net profit/(loss) for the year									2,407		2,407
Other comprehensive income/(loss) for the year					6,919		360				7,279	[2],[5]
Total comprehensive income/(loss) for the year					6,919	[5]	360	[5]	2,407	[5]	9,686
Acquisition of treasury shares, cost											0
Corporate Reorganization TORM plc									146		146
Share-based compensation									1,880		1,880
Dividend paid									(1,240)		(1,240)
Total changes in equity 2015, 2016, 2017					6,919		360		3,193		10,472
Equity at Dec. 31, 2017		$ 623	$ (2,887)	[3]	$ 7,309		$ 280		$ 785,725		$ 791,050

[1]	In connection with the Exchange Offer of 15 April 2016, the common shares were adjusted to reflect those of TORM plc. The adjustment with respect to the common shares reflects the change in currency of the shares changed from DKK to USD and the reduction in the nominal value of each share was reduced from DKK 15 each to USD 0.01 each.
[2]	No income tax was incurred relating to other comprehensive income/(loss) items.
[3]	Please refer to note 13 for further information on treasury shares.
[4]	Relates to the squeeze-out of remaining minority shareholders in TORM A/S.
[5]	Please refer to "Consolidated Statement of Comprehensive Income".